Income Tax - Summary of Calculation of Income Tax Expense Accrued (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Calculation of the Income Tax Expense Accrued [Abstract]
Current income tax	$ (1,938)	$ (943)	$ (605)
Deferred income tax	(3,588)	(50,595)	4,574
Income tax expense	(5,526)	(51,538)	3,969
Income tax – Well abandonment	(16,239)
Special tax – Tax revaluation	(4,604)
Adjusted income tax expense benefit	$ (26,369)	$ (51,538)	$ 3,969